Organization and Basis of Presentation (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2021 segment	Jun. 30, 2022 deadWeightTon vessel	Jun. 30, 2022 vessel	Jun. 30, 2022 segment vessel	Jun. 30, 2022 windTurbineInstallationVessel
Organization and Basis of Presentation [Line Items]
Wind turbine installation vessels		5	5	5	5
Number of operating segments	2		2	1
Minimum
Organization and Basis of Presentation [Line Items]
DWT		30,000
Scorpio Ultramax Pool | Minimum
Organization and Basis of Presentation [Line Items]
DWT		60,200
Scorpio Ultramax Pool | Maximum
Organization and Basis of Presentation [Line Items]
DWT		64,000
Kamsarmax | Minimum
Organization and Basis of Presentation [Line Items]
DWT		82,000
Kamsarmax | Maximum
Organization and Basis of Presentation [Line Items]
DWT		84,000